UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:    Rima Management, L.L.C.

Address: 110 East 55th Street, Suite 1600
         New York, NY 10022

13F File Number: 028-11698


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   George Malikotsis
Title:  Vice President
Phone:  (514) 281-8082


Signature, Place and Date of Signing:


/s/ George Malikotsis                New York, NY            January 26, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  82

Form 13F Information Table Value Total:  133,377
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   Form 13F File Number       Name

1.       028-11888            Senvest International LLC
-----------------------       ------------------------------

This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Management, L.L.C and as an employee of Senvest International LLC, whose proprietary portfolio he manages.


                                                    FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2       COLUMN 3      COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8

                                 TITLE OF                      VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                    CLASS           CUSIP       (X$1000)    PRN AMT  PRN CALL   DISCRETION  MGRS  SOLE  SHARED    NONE
AEGEAN MARINE PETROLEUM NETW     SHS              Y0017S102     4308      254,027   SH      SHARED-DEFINED   1       254,027
ALLIED CAP CORP NEW              COM              01903Q108       94       35,100   SH      SHARED-DEFINED   1        35,100
ALVARION LTD                     SHS              M0861T100       73       20,184   SH      SHARED-DEFINED   1        20,184
AMICAS INC                       COM              001712108       43       25,451   SH      SHARED-DEFINED   1        25,451
AMPAL AMERN ISRAEL CORP          CL A             032015109        7       12,300   SH      SHARED-DEFINED   1        12,300
ARIES MARITIME TRNSPRT LTD       SHS              G0474B105       61      183,796   SH      SHARED-DEFINED   1       183,796
ASCENT MEDIA CORP                COM SER A        043632108     2247      102,864   SH      SHARED-DEFINED   1       102,864
AUDIOCODES LTD                   ORD              M15342104     5023    2,886,828   SH      SHARED-DEFINED   1     2,886,828
AVIGEN INC                       COM              053690103      112      147,880   SH      SHARED-DEFINED   1       147,880
BANCO BRADESCO S A               SP ADR PFD NEW   059460303     4189      424,391   SH      SHARED-DEFINED   1       424,391
BANCO ITAU HLDG FINANCIERA S     SP ADR 500 PFD   059602201     2295      197,882   SH      SHARED-DEFINED   1       197,882
BBVA BANCO FRANCES S A           SPONSORED ADR    07329M100      207       68,900   SH      SHARED-DEFINED   1        68,900
CAPITAL TRUST INC MD             CL A NEW         14052H506      147       40,861   SH      SHARED-DEFINED   1        40,861
CARDIOME PHARMA CORP             COM NEW          14159U202     4580    1,006,559   SH      SHARED-DEFINED   1     1,006,559
CASUAL MALE RETAIL GRP INC       COM              148711104      366      704,364   SH      SHARED-DEFINED   1       704,364
CEVA INC                         COM              157210105     6268      895,496   SH      SHARED-DEFINED   1       895,496
CIT GROUP INC                    COM              125581108     1314      289,422   SH      SHARED-DEFINED   1       289,422
CIT GROUP INC                    8.75%PFD SER C   125581603     1381       46,800   SH      SHARED-DEFINED   1        46,800
CLARIENT INC                     COM              180489106      459      281,346   SH      SHARED-DEFINED   1       281,346
CONTINENTAL RESOURCES INC        COM              212015101      311       15,000   SH      SHARED-DEFINED   1        15,000
COSAN LTD                        SHS A            G25343107       42       12,050   SH      SHARED-DEFINED   1        12,050
CUISINE SOLUTIONS INC            COM              229904107       13       25,100   SH      SHARED-DEFINED   1        25,100
DESIGN WITHIN REACH INC          COM              250557105       21       31,150   SH      SHARED-DEFINED   1        31,150
DYAX CORP                        COM              26746E103      684      187,840   SH      SHARED-DEFINED   1       187,840
ECTEL LTD                        ORD              M29925100      128      216,366   SH      SHARED-DEFINED   1       216,366
EMPIRE RESORTS INC               NOTE 8.000% 7/3  292052AB3      175      500,000   SH      SHARED-DEFINED   1       500,000
FIFTH STREET FINANCE CORP        COM              31678A103     1690      223,800   SH      SHARED-DEFINED   1       223,800
GASTAR EXPL LTD                  COM              367299104       33      100,000   SH      SHARED-DEFINED   1       100,000
GENWORTH FINL INC                COM CL A         37247D106     2123      750,111   SH      SHARED-DEFINED   1       750,111
GOOGLE INC                       CL A             38259P508      615        2,000   SH      SHARED-DEFINED   1         2,000
GRAMERCY CAP CORP                COM              384871109      193      151,137   SH      SHARED-DEFINED   1       151,137
ICO GLOBAL COMM HLDGS LTD DE     CL A             44930K108      224      198,094   SH      SHARED-DEFINED   1       198,094
IMMERSION CORP                   COM              452521107     1066      181,018   SH      SHARED-DEFINED   1       181,018
INTERNATIONAL ROYALTY CORP       COM              460277106      552      405,700   SH      SHARED-DEFINED   1       405,700
IRWIN FINL CORP                  COM              464119106       17       13,300   SH      SHARED-DEFINED   1        13,300
ISHARES INC                      MSCI BRAZIL      464286400     1267       36,200   SH      SHARED-DEFINED   1        36,200
JACADA LTD                       ORD              M6184R101     1109      369,660   SH      SHARED-DEFINED   1       369,660
LEXINGTON REALTY TRUST           COM              529043101      198       39,500   SH      SHARED-DEFINED   1        39,500
LUNDIN MINING CORP               COM              550372106       60       50,000   SH      SHARED-DEFINED   1        50,000
MAGAL SECURITY SYS LTD           ORD              M6786D104      263       45,100   SH      SHARED-DEFINED   1        45,100
MAGUIRE PPTYS INC                COM              559775101       54       37,255   SH      SHARED-DEFINED   1        37,255
MERIDIAN RESOURCE CORP           COM              58977Q109       63      110,041   SH      SHARED-DEFINED   1       110,041
MILLICOM INTL CELLULAR S A       SHS NEW          L6388F110     3767       83,890   SH      SHARED-DEFINED   1        83,890
MORGAN STANLEY                   COM NEW          617446448      321       20,000   SH      SHARED-DEFINED   1        20,000
MRV COMMUNICATIONS INC           COM              553477100       12       15,173   SH      SHARED-DEFINED   1        15,173
MULTIBAND CORP                   COM NEW          62544X209       35       29,100   SH      SHARED-DEFINED   1        29,100
NBTY INC                         COM              628782104      891       56,933   SH      SHARED-DEFINED   1        56,933
NEUROMETRIX INC                  COM              641255104        9       10,576   SH      SHARED-DEFINED   1        10,576
NII HLDGS INC                    CL B NEW         62913F201    16844      926,508   SH      SHARED-DEFINED   1       926,508
NORTHSTAR RLTY FIN CORP          COM              66704R100     3527      901,980   SH      SHARED-DEFINED   1       901,980
NOVA MEASURING INSTRUMENTS L     COM              M7516K103      616    1,062,279   SH      SHARED-DEFINED   1     1,062,279
ON TRACK INNOVATION LTD          SHS              M8791A109       21       15,000   SH      SHARED-DEFINED   1        15,000
OPTIBASE LTD                     ORD              M7524R108       21       16,991   SH      SHARED-DEFINED   1        16,991
ORBOTECH LTD                     ORD              M75253100      302       75,092   SH      SHARED-DEFINED   1        75,092
PHARMACOPEIA INC                 COM              7171EP101     1015      583,057   SH      SHARED-DEFINED   1       583,057
PHILLIPS VAN HEUSEN CORP         COM              718592108    11278      560,269   SH      SHARED-DEFINED   1       560,269
PROSHARES TR                     PSHS ULTRA R/EST 74347R677      122       19,000   SH      SHARED-DEFINED   1        19,000
QUICKLOGIC CORP                  COM              74837P108       97      153,429   SH      SHARED-DEFINED   1       153,429
QUIKSILVER INC                   COM              74838C106     3826    2,079,214   SH      SHARED-DEFINED   1     2,079,214
RADIAN GROUP INC                 COM              750236101     1724      468,599   SH      SHARED-DEFINED   1       468,599
RADVISION LTD                    ORD              M81869105      118       21,800   SH      SHARED-DEFINED   1        21,800
RADWARE LTD                      ORD              M81873107     6982    1,295,405   SH      SHARED-DEFINED   1     1,295,405
RAM ENERGY RESOURCES INC         COM              75130P109     1265    1,438,019   SH      SHARED-DEFINED   1     1,438,019
RAMTRON INTL CORP                COM NEW          751907304      425      230,731   SH      SHARED-DEFINED   1       230,731
RF MICRODEVICES INC              COM              749941100       16       20,000   SH      SHARED-DEFINED   1        20,000
ROYAL BK SCOTLAND GROUP PLC      SP ADR PREF M    780097796     1437      162,211   SH      SHARED-DEFINED   1       162,211
ROYAL BK SCOTLAND GROUP PLC      ADR PFD SER P    780097762      421       50,300   SH      SHARED-DEFINED   1        50,300
ROYAL BK SCOTLAND GROUP PLC      SP ADR PREF T    780097713      770       75,900   SH      SHARED-DEFINED   1        75,900
SANDISK CORP                     COM              80004C101     7315      761,999   SH      SHARED-DEFINED   1       761,999
SILICON MOTION TECHNOLOGY CO     SPONSORED ADR    82706C108      122       53,400   SH      SHARED-DEFINED   1        53,400
STANDARD PAC CORP NEW            COM              85375C101      118       66,274   SH      SHARED-DEFINED   1        66,274
SUMTOTAL SYS INC                 COM              866615107      838      295,064   SH      SHARED-DEFINED   1       295,064
SUPERTEX INC                     COM              868532102    12947      539,235   SH      SHARED-DEFINED   1       539,235
TLC VISION CORP                  COM              872549100        2       10,000   SH      SHARED-DEFINED   1        10,000
TREE COM INC                     COM              894675107      288      110,757   SH      SHARED-DEFINED   1       110,757
TTI TEAM TELECOM INTL LTD        ORD              M88258104      786    1,332,005   SH      SHARED-DEFINED   1     1,332,005
US GOLD CORPORATION              COM PAR $0.10    912023207      118      130,000   SH      SHARED-DEFINED   1       130,000
VICOR CORP                       COM              925815102     2709      409,796   SH      SHARED-DEFINED   1       409,796
VISTEON CORP                     COM              92839U107      314      896,392   SH      SHARED-DEFINED   1       896,392
WILLBROS GROUP INC               COM              969199108      651       76,828   SH      SHARED-DEFINED   1        76,828
WYNDHAM WORLDWIDE CORP           COM              98310W108     6070      926,763   SH      SHARED-DEFINED   1       926,763
XL CAP LTD                       CL A             G98255105     1166      315,000   SH      SHARED-DEFINED   1       315,000
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